UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-6275

T. Rowe Price Balanced Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Item 1: Report to Shareholders

Balanced Fund	June 30, 2011

The views and opinions in this report were current as of June 30, 2011. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

U.S. stocks and bonds rose in the past six months as the economy strengthened, but the pace of recovery has been sluggish compared with prior post-recession periods. Optimism about a strong recovery at the start of the year drove stocks higher by April, but a growing drumbeat of negative economic data near the end of the period revived worries about the strength of the recovery. Developed stock markets advanced, driven by brisk economic growth in Germany, France, and several peripheral countries. But Greece’s growing debt problem and the risk that it would spread across Europe continued to dominate the news. Political unrest in the Middle East and North Africa and repercussions from the calamitous earthquake and tsunami that struck Japan in March also fed risk aversion over the period.

PERFORMANCE REVIEW

The Balanced Fund returned 5.09% in the six months ended June 30, 2011. As shown in the Performance Comparison table, the fund outperformed its benchmark, the Morningstar Moderate Target Risk Index, as well as its peer group, the Lipper Balanced Funds Index. Positions in developed non-U.S. and domestic large-cap value equities were strong performers. Within the fixed income universe, the fund’s allocation to high yield bonds was a key contributor.

MARKET ENVIRONMENT

Initial signs of a sustainable economic recovery drove U.S. stocks higher at the beginning of 2011, building on the market’s strong finish to 2010. The economy benefited from passage in December of an $858 billion tax-cut plan coupled with monetary stimulus from the Federal Reserve’s second round of quantitative easing, a program in which the central bank agreed to buy $600 billion of U.S. Treasury bonds. Known as QE2, the program aimed to suppress longer-term interest rates and spur economic growth. Corporate earnings were generally robust and private employers added to payrolls in the spring, which helped whittle down a high jobless rate. Other data were mostly encouraging, and the S&P 500 Index rose to its highest level in nearly three years on April 29.

However, a number of economic reports at the end of the period renewed fears that the recovery was flagging. Job growth in May and June was surprisingly weak, pushing the nation’s unemployment rate to 9.2%. In June, the Federal Reserve downgraded its forecast for economic and job growth for this year and 2012, citing financial sector weakness, problems in the housing market, and other factors. News about Greece’s ballooning debt and its efforts to avoid a default also unnerved global markets. These factors caused stocks to fall in May and June, trimming the period’s earlier gains, as investors started to question the durability of the global recovery. Still, major stock indexes ended the reporting period higher. All sectors within the S&P 500 Index rose, except for financials.

Most developed overseas stock markets rose over the period. Developed markets in Europe had positive returns, but growth was uneven across the continent as major economies—led by Germany—expanded while some peripheral markets grappled with high debt and weak growth.

Developed Asian markets trailed their European peers, and Japanese stocks fell as Japan’s economy slumped after the earthquake and tsunami. Emerging markets rose slightly amid inflation worries. Strong growth in the developing world has spurred countries from Brazil to China to aggressively raise interest rates, and inflation is showing signs of abating as a result.

Most U.S. bond segments rose over the period, largely driven by gains in the last three months. In the first quarter, longer-term Treasury yields increased and prices fell amid expectations of stronger growth, but during the second quarter, Treasury yields retreated as signs of slowing growth, stock market weakness, and renewed concerns about Greece’s debt problems curbed investors’ risk appetite. Although the Federal Reserve ended its $600 billion bond buying program at the end of June, the central bank said it would hold its benchmark interest rate near zero “for an extended period.” High yield bonds outperformed investment-grade issues as investors favored securities with a yield advantage in a low interest rate environment. Longer-term Treasuries, commercial mortgage-backed securities, and investment-grade corporate bonds performed well, but asset-backed and agency mortgage-backed securities lagged.

ASSET ALLOCATION STRATEGY

Near the end of the reporting period, we moved to an overweight position in domestic growth stocks versus value stocks. Growth stocks are trading at reasonable valuations relative to historical levels and tend to be less reliant on a strong economy for earnings growth, making them more attractive in a weak recovery. We remain neutral between U.S. and foreign stocks, since we think current domestic stock prices already reflect better growth prospects. Outside the U.S., we continue to favor emerging market stocks over their developed peers for their stronger long-term growth potential.

We will be increasing the international equity exposure of the fund gradually over the coming months, moving from a neutral allocation of roughly 20% to approximately 30% of its total equity allocation. International developed and emerging market equities continue to increase as a percentage of the global equity market and now represent nearly 60% of the world market capitalization. These areas often include countries that enjoy higher gross domestic product growth rates than the U.S. and companies with higher long-term earnings growth potential or more favorable valuations, offering attractive investment opportunities that complement U.S. investments. The fund’s domestic equity exposure will be reduced, and the portfolio will maintain its current overall allocation to stocks and bonds.

We will also be purchasing shares in companies that derive a substantial portion of their profits or revenues from “real assets.” Real assets include any investments that have physical properties, such as energy and natural resources, real estate, basic materials, equipment, utilities and infrastructure, and commodities. Exposure to companies operating in this space is intended to expand the portfolio’s broad diversification and to position it to perform well under a variety of market conditions, including periods of high or rising inflation. We believe the additional flexibility afforded to our portfolio management team will help create long-term value for our shareholders.

In the fixed income segment, we remain overweight in high yield relative to investment-grade bonds. The slowly improving economy, recent opportunities for companies to refinance debt at cheaper rates, and low default expectations have created a supportive backdrop for high yield bonds.

PORTFOLIO REVIEW

Domestic Stocks
Health care was among the best-performing sectors over the past six months as growing uncertainty about the recovery led investors to seek more defensive areas. Pfizer was a leader in this group. Shares of the drugmaker rallied after the company’s chief executive officer announced plans to divest non-core businesses to focus on drug development, leading investors to anticipate benefits from asset sales and spinoffs. (Please refer to the fund’s portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

The financials sector was the only sector with negative returns within the S&P 500 over the past six months. Regulatory concerns and worries about the durability of the U.S. recovery continue to overshadow the financials sector, which has lagged since the global financial crisis. Several of the portfolio’s biggest detractors from absolute performance were financial stocks, including Bank of America, Goldman Sachs, and Wells Fargo, all of which have been hurt by weak capital markets activity and uncertainty about new and potentially tougher regulations.

Information technology stocks rose slightly but still trailed other sectors. Shares of Apple, one of the portfolio’s top equity holdings, rose as sales of its iPad tablet and other devices stayed strong, and the company’s capacity for innovation continues to surpass its competition. Google, one of the portfolio’s biggest holdings, was unfortunately among the biggest absolute detractors. Concerns about aggressive spending, competition with Facebook and other social networking sites, and a federal antitrust probe into its business practices disclosed in June contributed to negative sentiment toward the company.

International Stocks
Developed non-U.S. equity markets produced good returns in the year’s first half. European equities performed well as the euro appreciated against the dollar. Emerging market stocks rose but trailed developed markets. Emerging European shares rose due to strong currencies and stock markets in Hungary, the Czech Republic, Poland, and Russia; however, performance in emerging Asian markets was more subdued due to inflation fears. Although the fund’s international holdings are mostly in large companies in developed countries, we also seek opportunities in select emerging market companies with promising growth prospects that meet our investment criteria.

In the technology sector, a noteworthy performer was Alcatel-Lucent, the French telecommunications equipment maker. Alcatel shares rallied since the start of the year, driven by new contracts from mobile phone companies upgrading their networks to handle growing data demand from smartphones and other mobile computing devices. Alcatel’s chief executive officer is nearing the end of a three-year plan to restore the company to consistent profit, and we think efforts to slim down the business are promising for future growth. In the consumer discretionary sector, Volkswagen shares performed well, as the German automaker benefited from strong sales across its brands in this year’s first half and gave a bullish forecast for the rest of the year. However, Dutch industrial group Philips Electronics hurt absolute returns. Its shares fell close to a two-year low in June after the company warned investors of weaker quarterly earnings due to a poor showing in its lighting and consumer electronics businesses.

Domestic Bonds

With interest rates still at low levels and the economic recovery slowly picking up, the portfolio benefited from an overweight in high yield bonds and an underweight in investment-grade bonds. We believe the high yield sector remains compelling, as default risks have come down considerably over the past two years and yield levels are attractive relative to other fixed income sectors. We are maintaining our relative overweight in this area but keeping an eye on valuation. Default risks have significantly declined in recent years and remain at low levels, but fundamental credit research remains a critical part of the security selection process given the uncertain economic environment.

OUTLOOK

The global economy continues to recover at a modest, if uneven, pace. We expect the U.S. economy to gradually strengthen in the coming months, although optimism about a more robust recovery has diminished. Corporate earnings and balance sheets are generally strong, and interest rates are close to historically low levels; however, the housing and job markets remain weak. As for international markets, the risk of a wider European debt crisis due to a possible Greek sovereign default continues to unnerve investors. This uncertain environment heightens risk awareness and underscores the value of the fund’s diversified holdings. We believe that a balanced portfolio strategy combined with prudent security selection can help mitigate risks while still providing opportunity to profit from market volatility.

In closing, we would like to inform our investors that Ned Notzon will be retiring at the end of 2011 after more than two decades with T. Rowe Price. We are pleased to announce that Charles Shriver has agreed to assume responsibility for the Balanced Fund effective October 1, 2011. Charles has worked closely with Ned for 12 years on both the firm’s fixed income and asset allocation capabilities and will continue to work closely with Ned over the coming months to ensure a thoughtful and seamless transition. We are grateful to our investors for the trust you have placed in us through the years, and we will work hard to maintain your trust in the future.

Respectfully submitted,

Edmund M. Notzon III
Cochairman of the portfolio’s Investment Advisory Committee

Charles Shriver
Cochairman of the portfolio’s Investment Advisory Committee

July 22, 2011

The committee chairmen have day-to-day responsibility for managing the portfolio and work with committee members in developing and executing the portfolio’s investment program.

RISKS OF INVESTING IN STOCKS

As with all stock mutual funds, the fund’s share price can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets.

RISKS OF INTERNATIONAL INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; currency fluctuations; and higher transaction costs of non-U.S. markets. Investments outside the United States could be subject to governmental actions, such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes.

RISKS OF INVESTING IN BONDS

Funds that invest in bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates. Longer-maturity bonds typically decline more than those with shorter maturities. Funds that invest in bonds are also subject to credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price.

GLOSSARY

Barclays Capital U.S. Aggregate Index: An unmanaged index that tracks investment-grade corporate and government bonds.

Combined index portfolio: An unmanaged portfolio of 52% domestic stocks (S&P 500 Index), 35% bonds (Barclays Capital U.S. Aggregate Index), and 13% international stocks (MSCI EAFE Index).

Duration: A measure of a bond fund’s sensitivity to changes in interest rates. For example, a fund with a duration of five years would fall about 5% in price in response to a one-percentage-point rise in interest rates, and vice versa.

Gross domestic product (GDP): The total market value of all goods and services produced in a country in a given year.

Lipper indexes: Consist of a small number (10 to 30) of the largest mutual funds in a particular category as tracked by Lipper Inc.

Merrill Lynch-Wilshire Capital Market Index: A market capitalization-weighted index including the Wilshire 5000, Merrill Lynch High Yield II, and Domestic Master indexes. This index was discontinued on June 30, 2009.

Morningstar Moderate Target Risk Index: Represents a portfolio of global equities (fixed at 60%), bonds, and other asset classes.

MSCI EAFE Index: Widely accepted as the benchmark for international stock performance (EAFE refers to Europe, Australasia, and Far East). The index represents the major markets of the world excluding the U.S. and Canada, is listed in local currency, and includes reinvestment of dividends.

S&P 500 Index: Tracks the stocks of 500 mostly large U.S. companies.

Weighted average maturity: A measure of a fund’s interest rate sensitivity. In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes. The weighted average maturity may take into account the interest rate readjustment dates for certain securities. Money funds must maintain a weighted average maturity of less than 60 days.

Performance and Expenses

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000 ($1,000 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts employing automatic investing; accounts electing to receive electronic delivery of account statements, transaction confirmations, and prospectuses and shareholder reports; accounts of an investor who is a T. Rowe Price Preferred Services, Personal Services, or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $100,000); and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

Financial Highlights
For a share outstanding throughout each period

	6 Months Ended 6/30/11‡	Year Ended 12/31/10‡	12/31/09‡	12/31/08‡	12/31/07‡	12/31/06‡
NET ASSET VALUE						
Beginning of period	$ 19.30	$ 17.56	$ 14.05	$ 20.60	$ 21.29	$ 19.77
Investment activities						
Net investment income	0.21[1]	0.41[1]	0.40[1]	0.50[1]	0.59[1]	0.53[1]
Net realized and unrealized gain (loss)	0.77	1.76	3.52	(6.27)	0.90	2.12
Total from investment activities	0.98	2.17	3.92	(5.77)	1.49	2.65
Distributions						
Net investment income	(0.21)	(0.43)	(0.41)	(0.49)	(0.60)	(0.53)
Net realized gain	–	–	–	(0.29)	(1.58)	(0.60)
Total distributions	(0.21)	(0.43)	(0.41)	(0.78)	(2.18)	(1.13)
NET ASSET VALUE						
End of period	**$ 20.07**	**$ 19.30**	**$ 17.56**	**$ 14.05**	**$ 20.60**	**$ 21.29**

Ratios/Supplemental Data

Total return[2]	**5.09%**[1]	**12.51%**[1]	**28.28%**[1]	**(28.43)%**[1]	**7.18%**[1]	**13.73%**[1]
Ratio of total expenses to average net assets	0.63%[1][3]	0.64%[1]	0.69%[1]	0.67%[1]	0.64%[1]	0.66%[1]
Ratio of net investment income to average net assets	2.16%[1][3]	2.29%[1]	2.57%[1]	2.78%[1]	2.71%[1]	2.60%[1]
Portfolio turnover rate	25.4%	44.5%	43.1%	58.2%	60.4%	42.4%
Net assets, end of period (in millions)	$ 3,210	$ 3,073	$ 2,657	$ 2,097	$ 3,201	$ 2,893

‡ Per share amounts calculated using average shares outstanding method.

(1) See Note 6. Excludes expenses permanently waived of 0.02%, 0.02%, 0.02%, 0.02%, 0.02%, and 0.02% of average net assets for the periods ended 6/30/11, 12/31/10, 12/31/09, 12/31/08, 12/31/07 and 12/31/06, respectively, related to investments in T. Rowe Price mutual funds.

(2) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.

(3) Annualized

The accompanying notes are an integral part of these financial statements.

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 64.3%		
CONSUMER DISCRETIONARY 9.4%		
Auto Components 0.4%		
Aisin Seiki (JPY)	41,500	1,607
Autoliv, GDR (SEK)	19,393	1,533
GKN (GBP)	572,059	2,128
Johnson Controls	139,800	5,824
Koito Manufacturing (JPY)	50,000	875
TRW (1)	3,200	189
		12,156
Automobiles 0.8%		
BMW (EUR)	31,208	3,110
Ford Motor (1)	91,600	1,263
General Motors (1)	195,200	5,926
Harley-Davidson	53,900	2,209
Honda (JPY)	104,200	4,016
Nissan Motor (JPY)	212,400	2,230
Toyota Motor (JPY)	168,000	7,073
		25,827
Distributors 0.0%		
Genuine Parts (2)	4,800	261
		261
Diversified Consumer Services 0.2%		
Benesse Holdings (JPY)	46,800	2,014
H&R Block (2)	275,600	4,421
		6,435
Hotels, Restaurants & Leisure 2.1%		
Accor (EUR)	42,500	1,903
Carnival	327,900	12,339
Chipotle Mexican Grill (1)	10,700	3,297
Compass Group (GBP)	327,044	3,155
International Game Technology	287,400	5,052

Las Vegas Sands (1)	141,100	5,956
Marriott, Class A	211,298	7,499
McDonald's	106,203	8,955
Mitchells & Butlers (GBP) (1)	307,241	1,553
Starbucks	296,700	11,717
Starwood Hotels & Resorts Worldwide	93,700	5,251
Tim Hortons	10,300	503
Wynn Resorts	11,300	1,622
		68,802
Household Durables 0.2%		
Harman International	15,700	715
Lennar, Class A (2)	21,400	388
Makita (JPY)	27,700	1,287
PDG Realty (BRL)	319,200	1,798
Persimmon (GBP)	402,855	3,119
		7,307
Internet & Catalog Retail 1.5%		
Amazon.com (1)	149,400	30,551
Brown Group (GBP)	156,221	659
Liberty Media Interactive, Class A (1)	238,700	4,003
Netflix (1)	3,300	867
priceline.com (1)	20,500	10,494
		46,574
Leisure Equipment & Products 0.1%		
Hasbro	11,900	523
Mattel	26,100	718
Nikon (JPY)	96,900	2,286
		3,527
Media 1.9%		
Aegis Group (GBP)	422,165	1,084
Comcast, Class A	362,000	8,923

DIRECTV (1)	41,500	2,109
Discovery Communications, Class C (1)	256,900	9,390
Informa (GBP)	131,452	912
Jupiter Telecommunications (JPY)	2,562	2,865
Lamar Advertising (1)	7,300	200
Madison Square Garden (1)	49,150	1,353
Omnicom	68,643	3,306
Television Broadcasts (HKD)	145,000	960
Time Warner	275,367	10,015
Time Warner Cable, Class A	100,993	7,881
Walt Disney	218,681	8,537
WPP (GBP)	325,686	4,077
		61,612
Multiline Retail 0.6%		
Dollar General (1)	45,800	1,552
Dollar Tree (1)	6,100	406
Kohl's	185,000	9,252
Macy's	51,300	1,500
Parkson Retail (HKD)	1,060,500	1,557
PPR (EUR)	18,088	3,221
		17,488
Specialty Retail 0.9%		
AutoZone (1)	5,600	1,651
Bed Bath & Beyond (1)	113,400	6,619
CarMax (1)(2)	58,600	1,938
Esprit Holdings (HKD)	242,384	755
GAP (2)	21,000	380
Home Depot	60,900	2,206
Inditex (EUR)	26,489	2,419
Kingfisher (GBP)	711,144	3,050
Lowe's	85,500	1,993
O'Reilly Automotive (1)(2)	72,100	4,723

Ross Stores	16,800	1,346
Tiffany (2)	19,400	1,523
		28,603
Textiles, Apparel & Luxury Goods 0.7%		
Coach	74,300	4,750
Compagnie Financiere Richemont, Class A (CHF)	94,260	6,172
Fossil (1)	19,100	2,249
Nike, Class B	76,700	6,902
Polo Ralph Lauren (2)	25,400	3,368
		23,441
Total Consumer Discretionary		302,033
CONSUMER STAPLES 3.7%		
Beverages 0.8%		
Anheuser-Busch InBev (EUR)	500	29
Coca-Cola	89,761	6,040
Kirin Holdings (JPY) (2)	245,000	3,425
Molson Coors Brewing, Class B	19,100	855
PepsiCo	175,717	12,376
Pernod-Ricard (EUR) (2)	43,464	4,284
		27,009
Food & Staples Retailing 0.7%		
Costco Wholesale	1,200	98
CVS Caremark	60,277	2,265
FamilyMart (JPY)	63,500	2,334
Kroger	149,400	3,705
Tesco (GBP)	1,311,042	8,467
Wal-Mart	34,775	1,848
Walgreen	49,038	2,082
Whole Foods Market	35,200	2,234
		23,033

ENERGY 7.5%

Energy Equipment & Services 1.7%

Baker Hughes	81,050	5,881
Cameron International (1)	42,900	2,158
China Oilfield Services, H Shares (HKD)	826,000	1,519
FMC Technologies (1)	103,088	4,617
Fugro, GDS (EUR)	14,176	1,022
Halliburton	125,700	6,411
Modec (JPY) (2)	38,000	650
Noble	127,100	5,009
Saipem (EUR)	35,044	1,809
Schlumberger	250,327	21,628
Weatherford International (1)	155,200	2,910
WorleyParsons (AUD)	33,383	1,014
		54,628

Oil, Gas & Consumable Fuels 5.8%

Alpha Natural Resources (1)	73,900	3,358
Apache	5,300	654
Arch Coal	12,100	323
Beach Energy (AUD)	2,295,681	2,265
BG Group (GBP)	139,336	3,162
BP (GBP)	72,910	537
BP, ADR	104,900	4,646
Chevron	224,700	23,108
Cimarex Energy	19,200	1,727
Concho Resources (1)	28,200	2,590
ConocoPhillips	56,100	4,218
CONSOL Energy	37,400	1,813
Devon Energy	22,500	1,773
El Paso Corporation	592,100	11,961
Eni (EUR)	100,270	2,377
EOG Resources	86,600	9,054

EQT	129,800	6,817
ExxonMobil	292,111	23,772
Hess	58,000	4,336
Murphy Oil	102,460	6,728
Newfield Exploration (1)	17,400	1,184
Nexen	277,700	6,248
Occidental Petroleum	64,900	6,752
Peabody Energy	192,500	11,340
Petrobras, ADR	58,500	1,795
QEP Resources (2)	44,400	1,857
Range Resources (2)	56,800	3,152
Royal Dutch Shell, A Shares, ADR	91,200	6,487
Royal Dutch Shell, B Shares (GBP)	14,309	511
Royal Dutch Shell, B Shares, ADR	158,400	11,365
Southwestern Energy (1)	59,000	2,530
Spectra Energy	314,300	8,615
Statoil (NOK)	211,739	5,361
Suncor Energy	49,200	1,924
Valero Energy	32,200	823
Williams Companies	40,200	1,216
		186,379
Total Energy		241,007

FINANCIALS 10.9%

Capital Markets 1.8%

Ameriprise Financial	53,006	3,057
Bank of New York Mellon	29,901	766
Charles Schwab (2)	89,800	1,477
Close Brothers Group (GBP)	78,218	969
Credit Suisse (CHF)	81,914	3,184
Deutsche Bank (EUR)	46,794	2,765
Franklin Resources	113,239	14,867
Goldman Sachs	56,096	7,466

Invesco	221,200	5,176
Lazard, Partnership	35,200	1,306
Legg Mason (2)	54,600	1,789
Macquarie Group (AUD)	71,322	2,402
Morgan Stanley	298,947	6,879
Northern Trust	36,400	1,673
State Street	60,000	2,705
TD Ameritrade Holding	34,600	675
		57,156
Commercial Banks 3.3%		
Australia & New Zealand Banking (AUD)	236,784	5,592
Banco Santander (EUR)	139,981	1,615
Banco Santander Brasil, ADR	231,500	2,711
Barclays, ADR	286,975	4,715
BNP Paribas (EUR)	70,283	5,421
China Citic Bank, H Shares (HKD) (1)(2)	3,549,000	2,221
China Citic Bank, Rights, 7/20/11 (HKD) (1)	709,800	76
CIT Group (1)	76,600	3,390
DBS Group (SGD)	157,000	1,879
DNB Holdings (NOK)	366,666	5,111
Erste Group Bank (EUR)	32,372	1,696
Fifth Third Bancorp	81,900	1,044
First Horizon National	378,645	3,612
Intesa Sanpaolo (EUR)	759,747	2,020
M & T Bank	7,300	642
Mitsubishi UFJ Financial (JPY)	402,500	1,960
Nordea Bank (SEK)	338,640	3,639
PNC Financial Services Group	78,000	4,650
Regions Financial	651,600	4,040
Societe Generale, Class A (EUR)	41,306	2,448
Standard Chartered (GBP)	184,383	4,845
Sumitomo Mitsui Trust Holdings (JPY)	736,540	2,570
SunTrust	149,600	3,860

Swedbank (SEK)	245,195	4,118
The Bank of Yokohama (JPY)	231,000	1,155
U.S. Bancorp	393,500	10,038
Wells Fargo	694,803	19,496
Zions Bancorporation	20,500	492
		105,056
Consumer Finance 0.7%		
American Express	270,301	13,975
Discover Financial	33,600	899
SLM Corporation	401,100	6,742
		21,616
Diversified Financial Services 2.1%		
Bank of America	898,754	9,850
Bm&F Bovespa (BRL)	334,400	2,213
Challenger (AUD)	291,300	1,535
Citigroup	121,190	5,046
CME Group	4,900	1,429
Deutsche Boerse (EUR)	15,238	1,157
ING Groep, GDS (EUR) (1)	117,955	1,455
IntercontinentalExchange (1)	40,700	5,076
JPMorgan Chase	550,910	22,554
Mitsubishi UFJ Lease & Finance (JPY)	45,500	1,760
Moody's (2)	301,800	11,574
NYSE Euronext	164,500	5,637
		69,286
Insurance 2.2%		
ACE	11,500	757
Aflac	23,100	1,078
AIA Group (HKD) (1)	718,200	2,504
Allstate	120,900	3,691
Aon	144,300	7,403
Assured Guaranty	111,500	1,819

AXA (EUR)	269,355	6,115
Berkshire Hathaway, Class B (1)	59,700	4,620
Chubb	26,500	1,659
Hartford Financial Services	13,400	353
Loews	19,700	829
Marsh & McLennan	183,800	5,733
MetLife	161,800	7,098
Munich Re (EUR)	25,331	3,867
Principal Financial Group	103,200	3,139
Prudential (GBP)	160,977	1,860
Prudential Financial	58,100	3,695
QBE Insurance (AUD)	130,793	2,428
Sony Financial (JPY)	173,000	3,128
Sun Life Financial (CAD)	136,100	4,100
Swiss Life (CHF)	13,159	2,158
Willis Group Holdings	37,400	1,538
		69,572
Real Estate Investment Trusts (REITs) 0.5%		
Boston Properties, REIT	2,600	276
ProLogis, REIT	21,224	761
Public Storage, REIT	4,600	524
Simon Property Group, REIT (2)	21,206	2,465
Unibail-Rodamco, REIT (EUR)	14,801	3,420
Vornado Realty Trust, REIT	13,400	1,249
Westfield Retail Trust, REIT (AUD)	837,900	2,439
Weyerhaeuser, REIT	218,593	4,778
		15,912
Real Estate Management & Development 0.3%		
CB Richard Ellis Group, Class A (1)	141,000	3,540
Goldcrest Company (JPY)	24,850	517
Kerry Properties (HKD)	496,500	2,406
Mitsui Fudosan (JPY)	98,000	1,690

Soho China (HKD) (2)	2,564,000	2,303
St. Joe (1)(2)	60,800	1,267
		11,723
Total Financials		350,321

HEALTH CARE 6.5%

Biotechnology 1.1%

Alexion Pharmaceuticals (1)	7,600	357
Amgen (1)	183,801	10,725
Biogen Idec (1)	26,800	2,866
Celgene (1)	124,400	7,504
CSL (AUD)	60,266	2,136
Gilead Sciences (1)	216,000	8,945
Vertex Pharmaceuticals (1)	17,800	925
		33,458

Health Care Equipment & Supplies 0.9%

Baxter International	33,947	2,026
Boston Scientific (1)	46,000	318
C. R. Bard	5,800	637
Covidien	184,501	9,821
Dentsply International	12,900	491
Edwards Lifesciences (1)	23,500	2,049
Elekta, B Shares (SEK)	73,867	3,498
Intuitive Surgical (1)	100	37
Medtronic	30,566	1,178
Stryker	119,600	7,020
Terumo (JPY)	29,100	1,573
Zimmer Holdings (1)	21,300	1,346
		29,994

Health Care Providers & Services 1.5%

AmerisourceBergen	18,100	749

Cardinal Health	80,200	3,643
CIGNA	107,300	5,519
DaVita (1)	10,300	892
Express Scripts (1)(2)	164,100	8,858
Fresenius (EUR)	38,695	4,039
HCA Holdings (1)	18,700	617
Humana	3,400	274
McKesson	133,100	11,134
Medco (1)	19,396	1,096
Quest Diagnostics	13,000	768
UnitedHealth Group	88,350	4,557
WellPoint	85,200	6,711
		48,857
Health Care Technology 0.0%		
Cerner (1)	200	12
		12
Life Sciences Tools & Services 0.2%		
Agilent Technologies (1)	19,400	992
Thermo Fisher Scientific (1)	68,300	4,398
Waters (1)	5,800	555
		5,945
Pharmaceuticals 2.8%		
Abbott Laboratories	47,200	2,484
Allergan	68,000	5,661
Astellas Pharma (JPY)	36,700	1,419
Bristol Myers Squibb (2)	66,681	1,931
Chugai Pharmaceutical (JPY) (2)	37,900	622
GlaxoSmithKline (GBP)	64,784	1,387
GlaxoSmithKline, ADR	185,800	7,971
Hospira (1)	6,000	340
Johnson & Johnson	214,992	14,301
Merck	376,744	13,295

Pfizer	1,202,059	24,762
Roche Holding - Genusscheine (CHF)	37,704	6,308
Sanofi (EUR)	125,303	10,071
Shire, ADR	6,200	584
		91,136
Total Health Care		209,402

INDUSTRIALS & BUSINESS SERVICES 8.2%

Aerospace & Defense 1.7%

Boeing	109,700	8,110
Finmeccanica (EUR)	175,793	2,128
General Dynamics	4,300	320
Goodrich	8,100	774
Harris	23,900	1,077
Honeywell International	212,869	12,685
Lockheed Martin	8,799	712
Precision Castparts	60,900	10,027
Raytheon	56,900	2,837
Rolls-Royce (GBP) (1)	296,555	3,070
Textron (2)	35,200	831
United Technologies	145,692	12,895
		55,466

Air Freight & Logistics 0.6%

C.H. Robinson Worldwide (2)	8,200	647
Expeditors International of Washington	66,400	3,399
FedEx	109,900	10,424
UPS, Class B	42,700	3,114
		17,584

Airlines 0.2%

Southwest Airlines	549,001	6,270
		6,270

Commercial Services & Supplies 0.2%		
Cintas (2)	14,000	463
Republic Services	170,894	5,272
		5,735
Construction & Engineering 0.3%		
Bouygues (EUR)	63,265	2,782
Carillion (GBP)	243,587	1,469
China Railway Construction, H Shares (HKD)	1,739,500	1,463
Fluor	49,600	3,207
Foster Wheeler (1)	5,400	164
		9,085
Electrical Equipment 0.7%		
ABB (CHF)	133,282	3,456
Cooper Industries	21,300	1,271
Emerson Electric	172,300	9,692
Legrand (EUR)	60,753	2,559
Mitsubishi Electric (JPY)	408,000	4,738
Roper Industries	15,300	1,275
		22,991
Industrial Conglomerates 2.4%		
3M	197,100	18,695
Cookson Group (GBP)	192,800	2,081
Danaher	424,636	22,502
DCC (EUR)	97,839	2,787
GE	951,901	17,953
Hutchison Whampoa (HKD)	192,000	2,082
McDermott International (1)	43,900	870
Philips Electronics (EUR)	133,312	3,421
SembCorp Industries (SGD)	990,060	4,037
Siemens (EUR)	25,931	3,560
		77,988

Machinery 0.8%		
Cargotec (EUR)	23,835	1,222
Caterpillar	42,900	4,567
Charter International (GBP)	125,869	1,600
Cummins	27,200	2,815
Deere	27,800	2,292
Eaton	20,300	1,044
Illinois Tool Works	96,500	5,451
Ingersoll-Rand	25,700	1,167
Joy Global	30,600	2,914
Stanley Black & Decker	30,600	2,205
Toshiba Machine (JPY)	116,000	635
		25,912
Marine 0.1%		
Maersk (DKK)	279	2,407
Nippon Yusen Kabushiki Kaish (JPY)	166,000	618
		3,025
Professional Services 0.0%		
Robert Half International (2)	8,700	235
		235
Road & Rail 0.6%		
Canadian Pacific Railway	3,200	200
Central Japan Railway (JPY)	390	3,065
Norfolk Southern	15,600	1,169
Ryder System	10,400	591
Union Pacific	131,948	13,775
		18,800
Trading Companies & Distributors 0.6%		
Fastenal	196,200	7,061
Mitsubishi (JPY)	165,200	4,139
Mitsui (JPY)	275,500	4,764

W. W. Grainger (2)	21,900	3,365
		19,329
Total Industrials & Business Services		262,420

INFORMATION TECHNOLOGY 10.7%

Communications Equipment 1.2%

Alcatel-Lucent (EUR) (1)	451,494	2,607
Cisco Systems	483,575	7,549
Juniper Networks (1)	216,900	6,832
Motorola Mobility (1)	128,187	2,825
Qualcomm	319,495	18,144
		37,957

Computers & Peripherals 2.3%

Apple (1)	156,900	52,667
Dell (1)	135,000	2,250
EMC (1)	283,800	7,819
Hewlett-Packard	206,521	7,517
NetApp (1)	9,100	480
Sandisk (1)	31,200	1,295
		72,028

Electronic Equipment, Instruments & Components 0.6%

Corning	386,400	7,013
First Solar (1)(2)	2,200	291
Hamamatsu Photonics (JPY)	64,500	2,789
Hosiden (JPY)	77,600	708
Nippon Electric Glass (JPY)	195,000	2,498
TE Connectivity	162,299	5,966
Venture (SGD)	179,000	1,246
		20,511

Internet Software & Services 1.8%

Baidu, ADR (1)	91,300	12,794

eBay (1)	169,700	5,476
Facebook, Acquisition Date: 3/31 – 5/19/11 Acquisition Cost: $2,234 (1)(3)	89,346	2,533
Google, Class A (1)	58,500	29,623
Kakaku.com (JPY)	255	1,795
Tencent Holdings (HKD)	239,000	6,561
		58,782
IT Services 2.0%		
Accenture, Class A	126,800	7,661
Amdocs (1)	38,400	1,167
Automatic Data Processing	31,774	1,674
Cielo (BRL)	28,880	722
Computer Sciences	70,500	2,676
Fidelity National Information	11,900	367
Fiserv (1)	7,300	457
IBM	96,899	16,623
Logica (GBP)	389,465	837
MasterCard, Class A	42,600	12,837
NS Solutions (JPY)	32,400	634
Paychex (2)	7,400	227
Visa, Class A	145,700	12,277
Western Union	244,200	4,891
		63,050
Office Electronics 0.1%		
Canon (JPY) (2)	80,400	3,834
Xerox	72,500	755
		4,589
Semiconductor & Semiconductor Equipment 1.5%		
Advanced Micro Devices (1)	25,300	177
Altera	34,900	1,618
Analog Devices	23,500	920
Applied Materials	441,575	5,745

ASML (EUR)	88,283	3,252
Broadcom, Class A	186,100	6,260
Intel	162,500	3,601
Lam Research (1)	23,800	1,054
Marvell Technology Group (1)	285,700	4,218
Micron Technology (1)	109,800	821
NVIDIA (1)	24,900	397
Samsung Electronics (KRW)	3,373	2,622
SUMCO (JPY) (1)(2)	122,200	2,064
Taiwan Semiconductor (TWD)	820,969	2,078
Texas Instruments	277,800	9,120
Xilinx (2)	114,299	4,168
		48,115
Software 1.2%		
Adobe Systems (1)	65,500	2,060
Autodesk (1)	57,900	2,235
Autonomy (GBP) (1)	75,805	2,077
CA	76,000	1,736
Electronic Arts (1)	118,300	2,792
Intuit (1)	20,200	1,048
Microsoft	822,927	21,396
Nintendo (JPY)	4,200	791
Oracle	17,100	563
Red Hat (1)	22,600	1,037
Salesforce.com (1)(2)	6,500	968
		36,703
Total Information Technology		341,735
MATERIALS 3.1%		
Chemicals 1.7%		
Air Products & Chemicals	50,700	4,846
Air Water (JPY)	90,000	1,085

Asahi Kasei (JPY)	416,000	2,809
BASF (EUR)	48,972	4,792
Dow Chemical	34,711	1,250
DuPont	16,819	909
Eastman Chemical	5,900	602
Hitachi Chemical (JPY)	66,000	1,313
Monsanto	112,900	8,190
Mosaic (1)	900	61
Potash Corporation of Saskatchewan	70,000	3,989
PPG Industries	8,600	781
Praxair (2)	135,100	14,643
Sherwin-Williams (2)	13,800	1,157
Showa Denko (JPY)	327,000	679
Tosoh (JPY)	201,000	808
Umicore (EUR)	59,160	3,225
Wacker Chemie (EUR)	16,112	3,484
		54,623
Construction Materials 0.1%		
Vulcan Materials (2)	72,300	2,786
		2,786
Containers & Packaging 0.0%		
Owens-Illinois (1)	52,800	1,363
		1,363
Metals & Mining 1.0%		
Anglo American (GBP)	63,800	3,162
Barrick Gold	13,300	602
BHP Billiton (AUD)	126,064	5,958
Cliffs Natural Resources	10,500	971
Eldorado Gold	36,500	538
Freeport-McMoRan Copper & Gold	63,000	3,332
Kobe Steel (JPY)	457,000	1,040
Nucor	19,600	808

CORPORATE BONDS 7.0%

ACE INA Holdings, 5.90%, 6/15/19	335,000	375
Aflac, 3.45%, 8/15/15	375,000	384
Air Products & Chemicals, 4.15%, 2/1/13	300,000	314
Allegheny Energy Supply, 6.75%, 10/15/39 (4)	190,000	194
Allegheny Technologies, 5.95%, 1/15/21	240,000	255
Allstate, 5.55%, 5/9/35	1,000,000	972
Altria Group, 4.75%, 5/5/21	535,000	534
AMB Property, 4.50%, 8/15/17	600,000	601
America Movil, 5.50%, 3/1/14	745,000	819
America Movil, 5.625%, 11/15/17	500,000	563
America Movil, 6.375%, 3/1/35	300,000	324
American Express Bank, 5.50%, 4/16/13	1,000,000	1,068
American Express Credit, 5.875%, 5/2/13	775,000	833
American Honda Finance, 3.50%, 3/16/15 (4)	400,000	420
American Tower Trust, 5.42%, 4/15/37 (4)	1,500,000	1,627
American Tower Trust, 5.957%, 4/15/37 (4)	1,300,000	1,397
Ameriprise Financial, 7.30%, 6/28/19	290,000	348
AmerisourceBergen, 4.875%, 11/15/19	1,000,000	1,062
Amgen, 5.75%, 3/15/40	325,000	335
Anheuser-Busch InBev World, 6.875%, 11/15/19	900,000	1,093
Apache, 3.625%, 2/1/21	495,000	480
Arcelormittal, 5.375%, 6/1/13	1,100,000	1,167
Arden Realty, 5.25%, 3/1/15	225,000	243
Assured Guaranty, VR, 6.40%, 12/15/66 (4)	920,000	695
AT&T, 2.95%, 5/15/16	525,000	533
AT&T, 6.55%, 2/15/39	950,000	1,040
AT&T Broadband, 8.375%, 3/15/13	830,000	928
AT&T Wireless, 8.125%, 5/1/12	1,000,000	1,061

AutoZone, 4.00%, 11/15/20	825,000	785
AvalonBay Communities, 5.70%, 3/15/17	410,000	460
AvalonBay Communities, 5.75%, 9/15/16	530,000	595
BAA Funding, 4.875%, 7/15/23 (4)	935,000	915
Bank of America, 3.125%, 6/15/12 (5)	2,300,000	2,359
Bank of America, 3.625%, 3/17/16	450,000	451
Bank of America Capital Trust VI, 5.625%, 3/8/35	1,000,000	876
Bank of New York Mellon, 1.50%, 1/31/14	900,000	909
Bank of New York Mellon, 5.45%, 5/15/19	450,000	497
Bank of Nova Scotia, 2.375%, 12/17/13	900,000	923
Barclays Bank, 5.00%, 9/22/16	290,000	309
Barclays Bank, 5.20%, 7/10/14	1,835,000	1,983
Barrick Gold, 1.75%, 5/30/14 (4)	565,000	566
Barrick Gold, 5.80%, 11/15/34	850,000	837
BB&T, 2.05%, 4/28/14	900,000	908
BB&T, 4.75%, 10/1/12	935,000	973
Bell Atlantic Maryland, 8.00%, 10/15/29	100,000	117
BHP Finance, 4.80%, 4/15/13	255,000	272
BlackRock, 5.00%, 12/10/19	250,000	266
BNP Paribas, 3.60%, 2/23/16	500,000	504
Boardwalk Pipelines, 5.50%, 2/1/17	1,380,000	1,520
Boston Properties, 4.125%, 5/15/21	375,000	358
Boston Properties, 5.00%, 6/1/15 (2)	100,000	108
BPCE, 2.375%, 10/4/13 (4)	1,000,000	1,000
Buckeye Partners, 5.50%, 8/15/19	715,000	771
Buckeye Partners, 6.05%, 1/15/18	300,000	336
Bunge Limited Finance, 5.10%, 7/15/15	1,145,000	1,225
Burlington Northern Santa Fe, 6.15%, 5/1/37	650,000	702
Canadian Natural Resources, 6.45%, 6/30/33	500,000	553

Canadian Pacific Railroad, 5.95%, 5/15/37	975,000	1,005
Canadian Pacific Railroad, 7.25%, 5/15/19	200,000	240
Capital One Bank, 6.50%, 6/13/13	475,000	518
Capital One Capital IV, VR, 6.745%, 2/5/82	1,000,000	1,010
Cardinal Health, 5.80%, 10/15/16	1,000,000	1,128
Caterpillar, 6.05%, 8/15/36	100,000	111
Caterpillar Financial Services, 1.375%, 5/20/14	1,000,000	1,001
Cellco Partners/Verizon Wireless, 5.55%, 2/1/14	625,000	688
CenterPoint Energy Houston Electric, 5.70%, 3/15/13	1,000,000	1,078
Church & Dwight, 3.35%, 12/15/15	170,000	174
Cisco Systems, 1.625%, 3/14/14	1,000,000	1,009
Citigroup, 5.375%, 8/9/20	1,575,000	1,640
Citigroup, 5.50%, 8/27/12	1,000,000	1,049
Citigroup, 5.50%, 4/11/13	650,000	689
Citigroup, 5.85%, 7/2/13	1,300,000	1,390
Cliffs Natural Resources, 4.875%, 4/1/21	275,000	275
CME Group Index Services, 4.40%, 3/15/18 (4)	800,000	847
CNA Financial, 5.875%, 8/15/20	800,000	832
Comcast, 5.70%, 5/15/18	250,000	278
Commonwealth Bank of Australia, 3.50%, 3/19/15 (4)	700,000	722
Consolidated Natural Gas, 5.00%, 3/1/14	1,500,000	1,640
Continental Airlines, 4.75%, 1/12/21	290,000	281
Countrywide Financial, 6.25%, 5/15/16	708,000	745
Cox Communications, 6.25%, 6/1/18 (4)	300,000	340
Cox Communications, 7.125%, 10/1/12	850,000	915
Credit Suisse First Boston (USA), 7.125%, 7/15/32	750,000	893
Credit Suisse New York, 4.375%, 8/5/20	800,000	783
Credit Suisse New York, 5.30%, 8/13/19	700,000	744
Crown Castle Towers, 6.113%, 1/15/40 (4)	1,043,000	1,145

Danaher, 1.30%, 6/23/14	200,000	200
Delhaize Group, 6.50%, 6/15/17	400,000	460
Delta Air Lines, ETC, 4.95%, 5/23/19	275,990	275
Deutsche Bank AG/London, 3.875%, 8/18/14	600,000	630
Devon Financing, 7.875%, 9/30/31	975,000	1,253
Diamond Offshore Drilling, 5.70%, 10/15/39	300,000	296
Diamond Offshore Drilling, 5.875%, 5/1/19	195,000	218
DirecTV Holdings, 4.75%, 10/1/14	240,000	262
DirecTV Holdings, 6.35%, 3/15/40	1,500,000	1,588
Discover Financial Servicers, 10.25%, 7/15/19	400,000	516
Discovery Communications, 5.625%, 8/15/19	400,000	439
Dow Chemical, 4.25%, 11/15/20	525,000	514
Dow Chemical, 5.70%, 5/15/18	600,000	663
Du Pont de Nemours, 5.00%, 1/15/13	167,000	178
Duke Realty, 6.25%, 5/15/13	376,000	403
EDP Finance, 4.90%, 10/1/19 (4)	555,000	478
Enbridge, 5.80%, 6/15/14	870,000	964
Enbridge Energy Partners, 5.50%, 9/15/40	600,000	566
EnCana, 5.90%, 12/1/17	1,000,000	1,131
Energy East, 6.75%, 9/15/33	1,000,000	1,048
Entergy Louisiana, 5.40%, 11/1/24	155,000	166
Enterprise Products Operations, 5.60%, 10/15/14	1,000,000	1,111
Enterprise Products Operations, 6.30%, 9/15/17	195,000	223
EOG Resources, 6.875%, 10/1/18	500,000	598
ERAC USA Finance, 2.25%, 1/10/14 (4)	475,000	479
ERAC USA Finance, 4.50%, 8/16/21 (4)	505,000	504
Express Scripts, 3.125%, 5/15/16	380,000	381
Express Scripts, 6.25%, 6/15/14	320,000	359
Fifth Third Bancorp, 3.625%, 1/25/16	520,000	523

FPL Group Capital, 5.35%, 6/15/13 (2)	800,000	857
Franklin Resources, 4.625%, 5/20/20	300,000	311
GATX, 4.85%, 6/1/21	1,000,000	993
GATX, 5.50%, 2/15/12	325,000	332
GE Capital, 5.30%, 2/11/21	810,000	843
GE Capital, 5.50%, 1/8/20	250,000	268
GE Capital, 5.625%, 5/1/18	1,625,000	1,779
GE Capital, 6.875%, 1/10/39	600,000	673
GE Global Insurance Solutions, 7.75%, 6/15/30	100,000	119
General Mills, 5.70%, 2/15/17	900,000	1,031
Goldman Sachs, 3.25%, 6/15/12 (5)	1,250,000	1,284
Goldman Sachs, 3.625%, 2/7/16	1,000,000	1,010
Goldman Sachs, 3.70%, 8/1/15	770,000	784
Goldman Sachs, 5.625%, 1/15/17	1,200,000	1,270
Goldman Sachs, 6.00%, 5/1/14	245,000	268
Goldman Sachs, 6.75%, 10/1/37	700,000	698
Goldman Sachs Capital I, 6.345%, 2/15/34 (2)	1,025,000	950
GTP Acquisition, 4.347%, 6/15/41 (4)	165,000	166
Hess, 5.60%, 2/15/41	1,000,000	976
Hewlett-Packard, 1.55%, 5/30/14	750,000	753
Hewlett-Packard, 2.20%, 12/1/15	900,000	898
Holcim, 6.00%, 12/30/19 (4)	800,000	856
Home Depot, 5.40%, 3/1/16	525,000	587
Hospitality Properties Trust, 7.875%, 8/15/14	575,000	643
HSBC Bank, 2.00%, 1/19/14 (4)	1,000,000	1,009
HSBC Bank USA, 4.625%, 4/1/14	225,000	240
HSBC Bank USA, 5.875%, 11/1/34	950,000	950
Hyatt Hotels, 5.75%, 8/15/15 (4)	900,000	949
Hyundai Capital America, 3.75%, 4/6/16 (4)	450,000	452

Hyundai Capital Services, 4.375%, 7/27/16 (4)	200,000	205
IBM, 6.50%, 1/15/28	100,000	120
J.C. Penney, 9.00%, 8/1/12	500,000	537
Jefferies Group, 5.875%, 6/8/14	390,000	421
Jefferies Group, 6.25%, 1/15/36	650,000	600
John Deere Capital, 5.50%, 4/13/17	1,175,000	1,346
JPMorgan Chase, 2.05%, 1/24/14	1,350,000	1,357
JPMorgan Chase, 2.20%, 6/15/12 (5)	1,250,000	1,272
JPMorgan Chase, 4.65%, 6/1/14	1,575,000	1,688
JPMorgan Chase, 4.75%, 5/1/13	350,000	372
JPMorgan Chase, 5.75%, 1/2/13	1,200,000	1,276
JPMorgan Chase Capital XXII, 6.45%, 1/15/87	1,150,000	1,147
Kansas Gas & Electric, 6.70%, 6/15/19 (4)	280,000	323
KeyCorp, 3.75%, 8/13/15	600,000	619
Kilroy Realty, 5.00%, 11/3/15	900,000	940
Kinder Morgan Finance, 5.70%, 1/5/16	1,000,000	1,042
Kraft Foods, 5.375%, 2/10/20	600,000	655
Kroger, 5.00%, 4/15/13	375,000	401
L-3 Communications, 4.95%, 2/15/21	500,000	498
Life Technologies, 3.50%, 1/15/16	1,100,000	1,122
Lloyds TSB Bank, 4.875%, 1/21/16	600,000	612
Lloyds TSB Bank, 6.50%, 9/14/20 (4)	800,000	772
Lowe's, 5.50%, 10/15/35	800,000	803
Lubrizol, 5.50%, 10/1/14	1,000,000	1,120
Magellan Midstream Partners, 6.55%, 7/15/19	155,000	180
Manufacturers & Traders Trust Company, VR 5.585%, 12/28/20	834,000	829
Marathon Oil, 6.00%, 10/1/17	700,000	803
McDonald's, 4.875%, 7/15/40	800,000	765

McKesson, 6.00%, 3/1/41	900,000	953
Merrill Lynch, 6.11%, 1/29/37	900,000	847
Merrill Lynch, 6.50%, 7/15/18	2,575,000	2,750
Merrill Lynch, 6.75%, 6/1/28	700,000	761
MetLife, 4.75%, 2/8/21	600,000	606
MetLife, 6.75%, 6/1/16	290,000	337
MetLife Global Funding I, 5.125%, 6/10/14 (4)	360,000	392
Morgan Stanley, 2.875%, 1/24/14	700,000	707
Morgan Stanley, 4.00%, 7/24/15	700,000	711
Morgan Stanley, 5.625%, 1/9/12	1,000,000	1,025
Morgan Stanley, 6.25%, 8/9/26	755,000	790
Morgan Stanley, 6.625%, 4/1/18	750,000	825
Motorola, 8.00%, 11/1/11	350,000	358
Nabors Industries, 5.00%, 9/15/20	250,000	253
Nabors Industries, 9.25%, 1/15/19	400,000	506
National Rural Utilities Cooperative Finance, 3.875%, 9/16/15	280,000	299
National Rural Utilities Cooperative Finance, 5.50%, 7/1/13	725,000	789
NBC Universal, 3.65%, 4/30/15 (4)	1,000,000	1,050
Nevada Power, 5.875%, 1/15/15	500,000	560
New England Telephone & Telegraph, 7.875%, 11/15/29	100,000	117
Newmont Mining, 5.875%, 4/1/35	350,000	349
Newmont Mining, 6.25%, 10/1/39	325,000	335
News America, 4.50%, 2/15/21 (4)	475,000	471
News America, 6.20%, 12/15/34	500,000	508
News America, 9.25%, 2/1/13	590,000	664
NiSource Finance, 6.125%, 3/1/22	220,000	243
Noble Holding International, 3.05%, 3/1/16	250,000	252
Nordea Bank, 2.125%, 1/14/14 (2)(4)	760,000	768
Nordea Bank, 4.875%, 5/13/21 (4)	900,000	878

Norfolk Southern, 5.75%, 4/1/18	760,000	859
Norfolk Southern, 7.80%, 5/15/27	19,000	24
Northeast Utilities, 5.65%, 6/1/13	650,000	698
Northern Trust, 4.625%, 5/1/14	235,000	256
Northern Trust, 6.50%, 8/15/18	250,000	288
NuStar Logistics, 4.80%, 9/1/20	400,000	402
O'Reilly Automotive, 4.875%, 1/14/21	1,000,000	1,002
Occidental Petroleum, 4.125%, 6/1/16	540,000	587
Omnicom Group, 6.25%, 7/15/19	960,000	1,076
Oracle, 3.75%, 7/8/14	750,000	803
Pacific Life, 6.00%, 2/10/20 (4)	695,000	740
PacifiCorp, 3.85%, 6/15/21	900,000	893
Petro-Canada, 6.80%, 5/15/38	165,000	184
Philip Morris International, 2.50%, 5/16/16	1,000,000	1,000
Plains All American Pipeline, 5.75%, 1/15/20	900,000	973
PNC Funding, 6.70%, 6/10/19	590,000	694
PPL Energy Supply, 6.40%, 11/1/11	940,000	958
Praxair, 4.625%, 3/30/15	1,000,000	1,098
Principal Life Insurance, 8.00%, 3/1/44 (4)	1,050,000	1,163
Progress Energy, 4.40%, 1/15/21	450,000	456
Prudential Financial, 5.40%, 6/13/35	1,000,000	922
Prudential Financial, 6.10%, 6/15/17	1,000,000	1,122
PSEG Power, 6.95%, 6/1/12	1,300,000	1,370
Public Service Company of Colorado, 3.20%, 11/15/20	325,000	309
Raymond James Financial, 4.25%, 4/15/16	370,000	381
RCI Banque, 3.40%, 4/11/14 (4)	560,000	570
RCI Banque, 4.60%, 4/12/16 (4)	300,000	308
Regency Centers, 5.875%, 6/15/17	1,225,000	1,352
Regions Financial, 5.75%, 6/15/15	310,000	305

Reinsurance Group of America, 5.00%, 6/1/21	630,000	623
Republic Services, 3.80%, 5/15/18	950,000	949
Republic Services, 5.50%, 9/15/19	400,000	434
Reynolds American, 7.25%, 6/1/13	500,000	552
Rio Tinto Finance, 6.50%, 7/15/18	900,000	1,050
Rogers Wireless, 6.375%, 3/1/14	1,000,000	1,122
Roper Industries, 6.25%, 9/1/19	300,000	339
Rowan Companies, 5.00%, 9/1/17	560,000	599
Royal Bank of Canada, 2.875%, 4/19/16	1,000,000	1,020
Royal Bank of Scotland, 3.25%, 1/11/14	400,000	405
Royal Bank of Scotland, 5.625%, 8/24/20	750,000	745
SABMiller, 6.50%, 7/15/18 (4)	350,000	405
SBA Tower Trust, 4.254%, 4/15/40 (4)	940,000	974
Schlumberger, 2.65%, 1/15/16 (4)	1,100,000	1,117
Sempra Energy, 6.50%, 6/1/16	475,000	550
Simon Property Group, 4.20%, 2/1/15 (2)	340,000	361
SLM Corporation, 6.25%, 1/25/16	420,000	437
SLM Corporation, 8.45%, 6/15/18	950,000	1,024
Societe Generale, 2.50%, 1/15/14 (4)	815,000	815
Southeast Supply Header, 4.85%, 8/15/14 (4)	250,000	264
Southern Company, 4.15%, 5/15/14	135,000	145
Southwest Airlines, 6.50%, 3/1/12	850,000	881
Spectra Energy Capital, 5.65%, 3/1/20	165,000	179
Standard Chartered, 3.85%, 4/27/15 (4)	450,000	466
Sumitomo Mitsui Banking, 8.00%, 6/15/12	2,100,000	2,211
Suncor Energy, 6.10%, 6/1/18	850,000	967
Svenska Handelsbanken, 4.875%, 6/10/14 (4)	625,000	677
Sysco, 5.25%, 2/12/18	200,000	221
Talisman Energy, 3.75%, 2/1/21	555,000	520

Tampa Electric, 6.15%, 5/15/37	1,000,000	1,108
Teck Resources, 6.00%, 8/15/40	975,000	953
Telecom Italia Capital, 5.25%, 11/15/13	1,000,000	1,050
Telecom Italia Capital, 6.175%, 6/18/14	500,000	538
Telefonica Emisiones, 3.992%, 2/16/16	315,000	318
Telefonica Emisiones, 5.855%, 2/4/13	1,000,000	1,059
Teva Pharmaceutical Finance, 5.55%, 2/1/16	500,000	562
The Travelers Companies, 6.25%, 6/15/37	750,000	798
Thomson Reuters, 5.85%, 4/15/40	700,000	738
Thomson Reuters, 6.50%, 7/15/18	400,000	466
TIAA Global Markets, 5.125%, 10/10/12 (4)	400,000	422
Time Warner, 6.875%, 6/15/18	455,000	531
Time Warner Cable, 6.75%, 6/15/39	1,000,000	1,087
Time Warner Entertainment, 8.375%, 3/15/23	250,000	315
Toyota Motor Credit, 2.80%, 1/11/16	800,000	813
Transatlantic Holdings, 5.75%, 12/14/15	500,000	534
Transocean, 7.50%, 4/15/31	1,425,000	1,622
U.S. Bancorp, 4.20%, 5/15/14	1,200,000	1,290
UBS AG Stamford, 2.25%, 8/12/13	550,000	558
UBS AG Stamford, 2.25%, 1/28/14	1,000,000	1,007
UBS AG Stamford, 4.875%, 8/4/20	250,000	255
Union Pacific, 6.50%, 4/15/12	1,000,000	1,046
UnitedHealth Group, 4.70%, 2/15/21	835,000	863
UNUM Group, 5.625%, 9/15/20	200,000	208
Vale Overseas, 6.25%, 1/23/17	690,000	782
Valero Energy, 6.125%, 6/15/17	500,000	567
Ventas Realty, 3.125%, 11/30/15	260,000	258
Veolia Environnement, 6.00%, 6/1/18	650,000	733
Verizon Communications, 6.90%, 4/15/38	700,000	801

Ally Auto Receivables Trust Series 2011-3, Class A4 1.61%, 5/16/16	2,000,000	2,000
Ally Master Owner Trust Series 2011-3, Class A2 1.81%, 5/15/16	2,400,000	2,409
AmeriCredit Automobile Receivables Trust Series 2010-1, Class C 5.19%, 8/17/15	300,000	318
Bank of America Credit Card Trust Series 2007-A1, Class A1 5.17%, 6/15/19	3,000,000	3,360
CarMax Auto Owner Trust Series 2011-1, Class A4 2.16%, 9/15/16	2,065,000	2,101
Ford Credit Auto Owner Trust Series 2011-A, Class A4 1.65%, 5/15/16	2,225,000	2,240
GE Equipment Small Ticket Series 2011-1, Class A3 1.45%, 1/21/18 (4)	1,000,000	1,020
Honda Auto Receivables Owner Trust Series 2010-1, Class A4 1.98%, 5/23/16	285,000	289
Honda Auto Receivables Owner Trust Series 2011-2, Class A4 1.55%, 8/18/17	990,000	992
Hyundai Auto Receivables Trust Series 2011-A, Class A4 1.78%, 12/15/15	1,755,000	1,773
Hyundai Auto Receivables Trust Series 2011-B, Class A4 1.65%, 2/15/17	1,030,000	1,037
John Deere Owner Trust Series 2011-A, Class A4 1.96%, 4/16/18	830,000	830
JPMorgan Auto Receivables Trust Series 2007-A, Class A4 5.19%, 2/15/14 (4)	285,254	285

Marriott Vacation Club Owner Trust Series 2006-1A, Class A 5.737%, 4/20/28 (4)	682,892	704
Marriott Vacation Club Owner Trust Series 2006-2A, Class A 5.362%, 10/20/28 (4)	227,093	235
USAA Auto Owner Trust Series 2010-1, Class A4 2.14%, 9/15/15	465,000	474
Total Asset-Backed Securities (Cost $21,261)		21,786

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 1.2%

Banc of America Commercial Mortgage Series 2005-1, Class A5, VR 5.163%, 11/10/42	530,000	578
Bank of America Mortgage Securities Series 2004-I, Class 3A2, CMO, ARM 4.808%, 10/25/34	139,125	132
Bear Stearns Commercial Mortgage Securities Series 2006-PW12, Class A4, VR 5.72%, 9/11/38	4,300,000	4,804
Bear Stearns Commercial Mortgage Securities Series 2007-PW15, Class AAB 5.315%, 2/11/44	2,925,000	3,035
Bear Stearns Commercial Mortgage Securities Series 2007-T28, Class AAB 5.746%, 9/11/42	1,245,000	1,342
Citigroup/Deutsche Bank Commercial Mortgage Series 2005-CD1, Class A4, VR 5.394%, 7/15/44	1,825,000	1,990
Citigroup/Deutsche Bank Commercial Mortgage Series 2006-CD3, Class A5 5.617%, 10/15/48	4,300,000	4,669
Citigroup/Deutsche Bank Commercial Mortgage Series 2007-CD4, Class ASB 5.278%, 12/11/49	3,150,000	3,307

Credit Suisse First Boston Mortgage Securities Series 2005-C2, Class A4 4.832%, 4/15/37	4,600,000	4,907
GMAC Commercial Mortgage Securities Series 2001-C2, Class A2 6.70%, 4/15/34	600,955	601
Greenwich Capital Commercial Funding Series 2005-GG3, Class A2 4.305%, 8/10/42	2,448,449	2,449
Greenwich Capital Commercial Funding Series 2007-GG9, Class AAB 5.441%, 3/10/39	290,000	304
JPMorgan Chase Commercial Mortgage Securities Series 2006-CB14, Class A4, VR 5.481%, 12/12/44	4,400,000	4,793
JPMorgan Chase Commercial Mortgage Securities Series 2006-LDP9, Class A3 5.336%, 5/15/47	1,790,000	1,913
Morgan Stanley Dean Witter Capital Series 2002-TOP7, Class A2 5.98%, 1/15/39	2,593,181	2,658
Sequoia Mortgage Trust Series 2010-H1, Class A1, CMO, ARM 3.75%, 2/25/40	320,574	319
Total Non-U.S. Government Mortgage-Backed Securities (Cost $36,049)		37,801

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 10.2%

U.S. Government Agency Obligations 9.6% (13)

Federal Home Loan Mortgage		
4.00%, 7/1/25 - 2/1/41	7,439,323	7,622
4.50%, 12/1/39 - 9/1/40	23,092,448	23,874
5.00%, 12/1/35 - 8/1/40	15,152,896	16,114
5.50%, 3/1/18 - 10/1/38	3,555,918	3,850
6.00%, 9/1/17 - 8/1/38	1,077,565	1,186

6.50%, 8/1/32	93,534	106
7.00%, 6/1/32	67,260	78
Federal Home Loan Mortgage, ARM		
2.498%, 1/1/36	2,086,020	2,176
2.507%, 2/1/35	690,922	724
2.694%, 7/1/35	430,630	451
5.148%, 2/1/37	508,484	536
5.29%, 2/1/37	2,033,781	2,144
5.934%, 12/1/36	1,100,004	1,187
5.976%, 10/1/36	527,114	572
6.012%, 11/1/36	587,621	635
6.092%, 10/1/36	692,888	748
6.234%, 8/1/36	506,013	547
Federal National Mortgage Assn.		
3.50%, 2/1/26 - 5/1/26	9,782,650	9,974
4.00%, 10/1/25 - 1/1/41	39,015,148	39,355
4.50%, 5/1/19 - 4/1/41	55,317,404	57,655
5.00%, 4/1/18 - 8/1/40	40,922,352	43,681
5.50%, 1/1/17 - 2/1/40	43,980,770	47,818
6.00%, 10/1/13 - 11/1/38	32,386,178	35,804
6.50%, 5/1/14 - 11/1/37	5,266,564	5,973
7.00%, 9/1/25 - 4/1/32	157,027	180
7.50%, 9/1/26	1,955	2
8.00%, 8/1/24 - 7/1/26	10,340	12
Federal National Mortgage Assn., ARM		
2.42%, 7/1/35	331,476	347
5.01%, 1/1/37	468,110	495
5.974%, 9/1/36	450,346	485
Federal National Mortgage Assn., TBA, 5.50%, 1/1/34	3,859,000	4,171

U.S. Dept. of Veterans Affairs, Vendee Mortgage Trust, CMO, VR 9.601%, 3/15/25	46,201	52
		308,554

U.S. Government Obligations 0.6%

Government National Mortgage Assn.		
4.00%, 2/15/41	3,907,945	3,983
4.50%, 11/20/40	7,366,801	7,769
5.00%, 6/15/38 - 9/15/39	3,360,517	3,647
5.50%, 2/20/34 - 8/15/35	1,263,455	1,397
6.00%, 2/15/14 - 7/20/39	890,661	986
6.50%, 6/15/23 - 4/15/29	364,423	419
7.00%, 12/15/23 - 3/15/31	294,438	340
7.50%, 1/15/23 - 1/15/27	191,844	221
8.00%, 11/15/17 - 11/15/25	140,309	161
8.50%, 2/15/17 - 6/20/26	88,334	101
9.00%, 2/15 - 6/20/20	62,735	72
9.50%, 8/15/20 - 8/20/22	19,448	23
10.00%, 8/20/19 - 1/20/20	676	1
11.00%, 9/15/15 - 1/15/16	15,884	18
11.50%, 3/15/13 - 11/15/15	39,366	44
Government National Mortgage Assn., ARM, 2.625%, 8/20/23	4,610	5
		19,187
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $316,968)		327,741

U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 8.0%

U.S. Government Agency Obligations 1.6% (6)

Federal Home Loan Bank, 0.875%, 12/27/13	2,500,000	2,507
Federal Home Loan Bank, 3.625%, 10/18/13	3,000,000	3,200

Federal Home Loan Mortgage, 1.625%, 4/15/13	3,000,000	3,061
Federal Home Loan Mortgage, 2.50%, 5/27/16	8,200,000	8,406
Federal Home Loan Mortgage, 2.875%, 2/9/15	4,900,000	5,169
Federal National Mortgage Assn., 1.125%, 6/27/14	8,830,000	8,861
Federal National Mortgage Assn., 1.50%, 6/26/13	2,575,000	2,623
Federal National Mortgage Assn., 1.75%, 2/22/13	4,400,000	4,493
Federal National Mortgage Assn., 2.375%, 4/11/16	1,100,000	1,124
Federal National Mortgage Assn., 2.75%, 3/13/14	7,925,000	8,310
Tennessee Valley Authority, 6.25%, 12/15/17	1,975,000	2,386
		50,140
U.S. Treasury Obligations 6.4%		
U.S. Treasury Bonds, 3.50%, 2/15/39	1,450,000	1,245
U.S. Treasury Bonds, 3.875%, 8/15/40	500,000	458
U.S. Treasury Bonds, 4.375%, 11/15/39	7,500,000	7,502
U.S. Treasury Bonds, 4.50%, 2/15/36	4,000,000	4,132
U.S. Treasury Bonds, 4.50%, 5/15/38	5,300,000	5,438
U.S. Treasury Bonds, 4.625%, 2/15/40	7,000,000	7,298
U.S. Treasury Bonds, 4.75%, 2/15/37	700,000	749
U.S. Treasury Bonds, 4.75%, 2/15/41	3,350,000	3,560
U.S. Treasury Bonds, 5.25%, 2/15/29	275,000	317
U.S. Treasury Bonds, 6.00%, 2/15/26	200,000	249
U.S. Treasury Bonds, 6.25%, 5/15/30	625,000	806
U.S. Treasury Bonds, 6.50%, 11/15/26 (7)	6,425,000	8,390
U.S. Treasury Bonds, 7.25%, 8/15/22	100,000	136
U.S. Treasury Bonds, 8.125%, 8/15/19	7,250,000	10,140
U.S. Treasury Notes, 0.75%, 3/31/13	8,500,000	8,548
U.S. Treasury Notes, 1.375%, 11/15/12	9,300,000	9,432
U.S. Treasury Notes, 1.50%, 12/31/13	17,760,000	18,135

U.S. Treasury Notes, 1.75%, 5/31/16	2,000,000	2,002
U.S. Treasury Notes, 1.875%, 4/30/14	6,435,000	6,634
U.S. Treasury Notes, 2.00%, 11/30/13	5,550,000	5,734
U.S. Treasury Notes, 2.125%, 11/30/14	5,700,000	5,909
U.S. Treasury Notes, 2.125%, 5/31/15	21,825,000	22,551
U.S. Treasury Notes, 2.125%, 2/29/16	5,375,000	5,500
U.S. Treasury Notes, 2.50%, 3/31/15	75,000	79
U.S. Treasury Notes, 2.625%, 8/15/20	3,050,000	2,949
U.S. Treasury Notes, 2.75%, 11/30/16	7,000,000	7,293
U.S. Treasury Notes, 3.125%, 5/15/21	1,500,000	1,494
U.S. Treasury Notes, 3.50%, 5/31/13	41,698,000	44,109
U.S. Treasury Notes, 3.50%, 2/15/18 (7)	4,900,000	5,254
U.S. Treasury Notes, 3.625%, 2/15/20	3,850,000	4,070
U.S. Treasury Notes, 4.00%, 8/15/18	1,100,000	1,211
U.S. Treasury Notes, 4.25%, 8/15/15	875,000	976
U.S. Treasury Notes, 4.50%, 3/31/12	150,000	155
U.S. Treasury Notes, 4.625%, 2/15/17	885,000	1,009
U.S. Treasury Notes, 4.75%, 8/15/17	1,550,000	1,781
		205,245
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $247,711)		255,385

FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 0.9%

Abu Dhabi National Energy, 5.62%, 10/25/12 (4)	1,200,000	1,262
Asian Development Bank, 6.64%, 5/27/14	1,000,000	1,137
Codelco, 3.75%, 11/4/20 (4)	475,000	453
European Investment Bank, 1.375%, 10/20/15	900,000	886
European Investment Bank, 3.125%, 6/4/14	1,200,000	1,271

Export Import Bank of Korea, 5.25%, 2/10/14 (4)	500,000	537
Government of Bermuda, 5.603%, 7/20/20 (4)	300,000	331
Hydro-Quebec, 7.50%, 4/1/16	1,000,000	1,230
Hydro-Quebec, 8.40%, 1/15/22	200,000	274
Inter-American Development Bank, 3.875%, 9/17/19	700,000	739
International Finance, 2.25%, 4/11/16	1,400,000	1,429
KfW, 1.25%, 10/26/15	2,150,000	2,105
KfW, 4.875%, 6/17/19	1,000,000	1,133
Landwirtschaftliche Rentenbank, 2.125%, 7/15/16	1,200,000	1,200
Malaysia, 7.50%, 7/15/11	420,000	420
Mubadala Development, 5.75%, 5/6/14 (4)	310,000	338
Petrobras International Finance, 5.875%, 3/1/18	750,000	810
Petroleos Mexicanos, 6.00%, 3/5/20	1,050,000	1,152
Province of British Columbia, 2.10%, 5/18/16	350,000	353
Province of British Columbia, 2.85%, 6/15/15	825,000	867
Province of New Brunswick, 2.75%, 6/15/18	1,400,000	1,378
Province of Nova Scotia, 5.125%, 1/26/17	800,000	911
Province of Ontario, 1.375%, 1/27/14	1,500,000	1,510
Province of Quebec, 3.50%, 7/29/20	750,000	743
Republic of Brazil, 5.875%, 1/15/19	1,650,000	1,910
Republic of Brazil, 6.00%, 1/17/17	300,000	351
Republic of Chile, 5.50%, 1/15/13	115,000	123
Republic of Italy, 4.50%, 1/21/15	330,000	349
Republic of Italy, 5.375%, 6/15/33	330,000	333
Republic of South Africa, 5.50%, 3/9/20	300,000	327
Republic of South Africa, 6.50%, 6/2/14	250,000	281
Swedish Export Credit, 1.75%, 10/20/15	800,000	793
United Mexican States, 5.95%, 3/19/19	500,000	575

United Mexican States, 7.50%, 1/14/12	1,500,000	1,553
Total Foreign Government Obligations & Municipalities (Cost $27,786)		29,064

MUNICIPAL SECURITIES 0.5%

California 0.1%		
California, Build America, 7.625%, 3/1/40	1,000,000	1,157
Los Angeles Airport, Build America, 7.053%, 5/15/40	1,000,000	1,069
San Diego Unified School Dist., Election 98E, 5.25%, 7/1/24 (8)	250,000	274
Univ. of California Regents, Build America, 5.77%, 5/15/43	750,000	742
		3,242
Illinois 0.1%		
Chicago, O'Hare Int'l. Airport, Build America, 6.395%, 1/1/40	755,000	787
Illinois, 4.961%, 3/1/16	900,000	929
Illinois Fin. Auth., Landing at Plymouth Place, 6.00%, 5/15/25	100,000	89
Illinois Toll Highway Auth., Build America, 6.184%, 1/1/34	470,000	487
Metropolitan Water Reclamation Dist. of Greater Chicago Build America, 5.72%, 12/1/38	500,000	519
		2,811
Maryland 0.0%		
Maryland Transportation Auth., Build America, 5.888%, 7/1/43	350,000	371
		371
New Jersey 0.0%		
New Jersey Turnpike Auth., Build America, 7.414%, 1/1/40	415,000	504
Total New Jersey		504
New York 0.1%		
Dormitory Auth. of the State of New York, Personal Income Tax Build America, 5.628%, 3/15/39	1,300,000	1,325

Metropolitan Transportation Auth., Build America 5.871%, 11/15/39	700,000	684
Metropolitan Transportation Auth., Dedicated Tax Fund Build America, 7.336%, 11/15/39	240,000	291
New York City Municipal Water Fin. Auth., Build America 2nd Generation, 6.011%, 6/15/42	245,000	267
New York City Transitional Fin. Auth., Build America 5.508%, 8/1/37	950,000	967
		3,534
Oregon 0.0%		
Oregon DOT, Build America, 5.834%, 11/15/34	375,000	396
		396
Puerto Rico 0.0%		
Puerto Rico Commonwealth, 5.25%, 7/1/32 (Prerefunded 7/1/16) (9)	60,000	72
Puerto Rico Housing Fin. Auth., 5.00%, 12/1/20 (Prerefunded 12/1/13) (9)	165,000	182
Total Puerto Rico		254
Tennessee 0.0%		
Clarksville Public Building Auth., Metropolitan Nashville & Davidson County, VRDN, 0.08%, 7/1/26	460,000	460
Total Tennessee		460
Texas 0.1%		
Texas, Build America, 5.517%, 4/1/39	1,300,000	1,372
Texas Transportation Commission, 1st Tier, Build America 5.178%, 4/1/30	560,000	575
		1,947
Utah 0.1%		
Utah, Build America, 4.554%, 7/1/24	1,000,000	1,048

SECURITIES LENDING COLLATERAL 1.7%

Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 0.3%

Money Market Funds 0.3%

T. Rowe Price Reserve Investment Fund, 0.13% (11)(12)	9,131,932	9,132
		9,132

Repurchase Agreements 0.0%

Credit Suisse, Tri-Party, Dated 6/30/11, 0.01%, Delivery Value of $1,001,633 on 7/1/11, Collateralized by U.S. Government securities, 3.125% - 3.25%, 8/31/13 - 12/31/16, valued at $1,021,669	1,001,633	1,001
Merrill Lynch Pierce Fenner & Smith, Tri-Party, Dated 6/30/11 0.05%, Delivery Value of $490,965 on 7/1/11, Collateralized by U.S. Government securities, 2.00% - 4.75%, 8/25/25 - 10/15/39 valued at $500,783	490,964	491
		1,492
Total Investments through Securities Lending Program with JPMorgan Chase Bank		10,624

Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 1.4%

Money Market Funds 1.4%

T. Rowe Price Reserve Investment Fund, 0.13% (11)(12)	43,489,724	43,490
Total Investments through Securities Lending Program with State Street Bank and Trust Company		43,490
Total Securities Lending Collateral (Cost $54,114)		54,114
Total Investments in Securities		
101.3% of Net Assets (Cost $2,540,336)		**$ 3,249,998**

‡ Denominated in U.S. dollars unless otherwise noted.

(1) Non-income producing

(2) All or a portion of this security is on loan at June 30, 2011 -- total value of such securities at period-end amounts to $53,027. See Note 4.

(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $2,533 and represents 0.1% of net assets.

(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $37,645 and represents 1.2% of net assets.

(5) Security issued under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.

(6) Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

(7) At June 30, 2011, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

(8) Insured by Assured Guaranty Municipal Corp.

(9) Prerefunded date is used in determining portfolio maturity.

(10) SEC 30-day yield

(11) Affiliated Companies

(12) Seven-day yield

(13) The issuer currently operates under a federal conservatorship; however, its securities are neither issued nor guaranteed by the U.S. government.

ADR American Depository Receipts
ARM Adjustable Rate Mortgage
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CMO Collateralized Mortgage Obligation
DKK Danish Krone
DOT Department of Transportation
ETC Equipment Trust Certificate
EUR Euro
GBP British Pound
GDR Global Depository Receipts
GDS Global Depository Shares
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
REIT Real Estate Investment Trust

Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2011. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 6/30/11	Value 12/31/10
T. Rowe Price Institutional Floating Rate Fund, 4.16%	$ 9	$ 1,707	$ 13	$ -	$ 2,126
T. Rowe Price Institutional High Yield Fund, 6.78%	5,333	4,167	5,390	144,776	142,279
T. Rowe Price Real Assets Fund	31,700	-	-	32,105	-
T. Rowe Price Term Asset-Backed Opportunity Fund	-	343 **	42	351	887
T. Rowe Price Reserve Investment Fund, 0.13%	¤	¤	41 ^	80,701	141,818
Totals			$ 5,486	$ 257,933	$ 287,110

** Investment in partnership; cost balances reflect net capital contributed/returned and pro rata share of undistributed partnership earnings.

¤ Purchase and sale information not shown for cash management funds.

^ Excludes earnings on securities lending collateral investments, which are subject to rebates and fees as described in Note 4.

Amounts reflected on the accompanying financial statements include the following amounts related to affiliated companies:

Investment in securities, at cost	$ 255,097
Dividend income	5,444
Interest income	42
Investment income	$ 5,486
Realized gain (loss) on securities	$ 286
Capital gain distributions from mutual funds	$ -

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Assets and Liabilities

($000s, except shares and per share amounts)

Assets	
Investments in securities, at value (cost $2,540,336)	$ 3,249,998
Receivable for investment securities sold	40,977
Interest and dividends receivable	9,482
Receivable for shares sold	2,354
Foreign currency (cost $600)	609
Cash	220
Other assets	8,688
Total assets	3,312,328
Liabilities	
Obligation to return securities lending collateral	54,114
Payable for investment securities purchased	29,950
Payable for shares redeemed	8,411
Investment management fees payable	1,108
Due to affiliates	449
Unrealized loss on swaps	147
Variation margin payable on futures contracts	22
Other liabilities	8,526
Total liabilities	102,727
NET ASSETS	$ 3,209,601
Net Assets Consist of:	
Undistributed net investment income	$ 668
Accumulated undistributed net realized loss	(84,761)
Net unrealized gain	709,569
Paid-in capital applicable to 159,919,213 shares of $0.01 par value capital stock outstanding; 1,000,000,000 shares authorized	2,584,125
NET ASSETS	$ 3,209,601
NET ASSET VALUE PER SHARE	$ 20.07

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Balanced Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on December 31, 1939. The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed-income securities.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid quarterly. Capital gain distributions, if any, are generally declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Rebates and Credits Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are reflected as realized gain on securities in the accompanying financial statements and totaled $20,000 for the six months ended June 30, 2011. Additionally, the fund earns credits on temporarily uninvested cash balances held at the custodian, which reduce the fund’s custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

NOTE 2 - VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund determines the values of its assets and liabilities and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Investments in private investment companies are valued at the entity’s net asset value (or equivalent) as of the valuation date. Financial futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by independent swap dealers or by an independent pricing service.

Other investments, including restricted securities, and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on June 30, 2011:

($000s)	Level 1	Level 2	Level 3	Total Value
	Quoted Prices	Significant Observable Inputs	Significant Unobservable Inputs	
Assets				
Investments in securities, except:	$ 204,960	$ —	$ —	$ 204,960
Common stocks	1,628,883	430,879	2,533	2,062,295
Preferred stocks	—	5,410	—	5,410
Convertible preferred stocks	—	7,915	—	7,915
Convertible bonds	—	1,053	—	1,053
Corporate bonds	—	225,004	—	225,004
Asset-backed securities	—	21,786	—	21,786
Non-U.S. government mortgage-backed securities	—	37,801	—	37,801
U.S. government & agency mortgage-backed securities	—	327,741	—	327,741
U.S. government agency obligations (excluding mortgage-backed)	—	255,385	—	255,385
Foreign government obligations & municipalities	—	29,064	—	29,064
Municipal securities	—	17,119	—	17,119
Private investment companies	—	—	351	351
Securities lending collateral	52,622	1,492	—	54,114
Total	$ 1,886,465	$ 1,360,649	$ 2,884	$ 3,249,998
Liabilities				
Swaps	$ —	$ 147	$ —	$ 147
Futures contracts	22	—	—	22
Total	$ 22	$ 147	$ —	$ 169

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended June 30, 2011. Gain (loss) reflects both realized and change in unrealized gain (loss) on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain (loss) on Level 3 instruments held at June 30, 2011, totaled $77,000 for the six months ended June 30, 2011.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended June 30, 2011, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. The fund does not offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral.

The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2011, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2011, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Futures Contracts The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; and/or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a particular underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Upon entering into a futures contract, the fund is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract value (initial margin deposit); the margin deposit must then be maintained at the established level over the life of the contract. Subsequent payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset, and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2011, the fund’s exposure to futures, based on underlying notional amounts, was generally less than 1% of net assets.

Credit Default Swaps The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage exposure to changes in interest rates and credit quality, to adjust overall exposure to certain markets, to enhance total return or protect the value of portfolio securities, to serve as a cash management tool, and/or to adjust portfolio duration or credit exposure. Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, index, or issuer thereof. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. Generally, the payment risk for the seller of protection is inversely related to the current market price of the underlying credit; therefore, the payment risk increases as the price of the relevant underlying credit declines due to market valuations of credit quality. As of June 30, 2011, the notional amount of protection sold by the fund totaled $2,150,000 (0.1% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. The value of a swap included in net assets is the unrealized gain or loss on the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets, and depreciated swaps and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Net periodic receipts or payments required by swaps are accrued daily and are recorded as realized gain or loss for financial reporting purposes; fluctuations in the fair value of swaps are reflected in the change in net unrealized gain or loss and are reclassified to realized gain or loss upon termination prior to maturity or cash settlement. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2011, the fund’s exposure to swaps, based on underlying notional amounts, was generally less than 1% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Repurchase Agreements All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

TBA Purchase and Sale Commitments During the six months ended June 30, 2011, the fund entered into to be announced (TBA) purchase and/or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such mortgage-backed securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBA purchase transactions with the intention of taking possession of the underlying mortgage securities; however, for either purchase or sale transactions, the fund also may extend the settlement by “rolling” the transaction. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBA commitments.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities are not. On June 30, 2011, the value of loaned securities was $53,027,000 and cash collateral investments totaled $54,114,000.

T. Rowe Price Term Asset-Backed Opportunity Fund, L.L.C. During the six months ended June 30, 2011, the fund was invested in the T. Rowe Price Term Asset-Backed Opportunity Fund, L.L.C. (private fund), a private investment company managed by T. Rowe Price Associates, Inc. that participates in the Term Asset-Backed Securities Loan Facility (TALF) program created and administered by the Federal Reserve Bank of New York (FRBNY). The TALF program provided eligible borrowers with term loans secured by eligible asset-backed securities and/or commercial mortgage-backed securities, which were either owned by the borrower or purchased by the borrower and subsequently pledged as collateral for a TALF loan. TALF loans generally are nonrecourse in nature. The private fund is treated as a partnership for federal income tax purposes. It has a limited life extending five years from the date on which the TALF program closed for any new loans, which was June 30, 2010. The private fund can have two possible extensions (one year each) with the consent of a majority of its investors. Invested capital generally will be returned to investors as underlying securities are liquidated and the TALF loans are repaid or mature, with the balance paid at maturity of the private fund. Ownership interests in the private fund may not be redeemed, sold, or assigned. As of June 30, 2011, outstanding capital commitments may no longer be called by the private fund.

American and Global Depository Receipts The fund may invest in American Depository Receipts (ADRs) and/or Global Depository Receipts (GDRs), certificates issued by U.S. and international banks that represent ownership of foreign securities held by the issuing bank. ADRs and GDRs are transferable, trade on established markets, and entitle the holder to all dividends and capital gains paid by the underlying foreign security. Issuing banks generally charge a security administration fee . Such fees are included in custody and accounting expense in the accompanying Statement of Operations and totaled $4,000 for the six months ended June 30, 2011.

Counterparty Risk and Collateral The fund has entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with certain over-the-counter (OTC) financial instruments, including swaps, forward currency exchange contracts, TBA purchase commitments, and OTC options (collectively, covered OTC instruments). Subject to certain minimum exposure requirements (which typically range from $100,000 to $500,000), collateral requirements generally are determined and transfers made based on the net aggregate unrealized gain or loss on all OTC instruments covered by a particular collateral agreement with a specified counterparty. Collateral, both pledged by the fund to a counterparty and pledged by a counterparty to the fund, is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies. Securities posted as collateral by the fund to a counterparty are so noted in the accompanying Portfolio of Investments and remain in the fund’s net assets. As of June 30, 2011, securities valued at $247,000 had been posted by the fund to counterparties. In accordance with GAAP, cash pledged by counterparties to the fund is included in the fund’s net assets; however, securities pledged by counterparties to the fund are not recorded by the fund. As of June 30, 2011, no collateral was pledged by counterparties to the fund.

At any point in time, the fund’s risk of loss from counterparty credit risk on covered OTC instruments is the aggregate unrealized gain on appreciated covered OTC instruments in excess of collateral, if any, pledged by the counterparty to the fund. Counterparty risk related to exchange-traded futures and options contracts is minimal because the exchange’s clearinghouse provides protection against counterparty defaults. In accordance with the terms of the relevant derivatives agreements, counterparties to OTC derivatives may be able to terminate derivative contracts prior to maturity after the occurrence of certain stated events, such as a decline in net assets above a certain percentage or a failure by the fund to perform its obligations under the contract. Upon termination, all transactions would typically be liquidated and a net amount would be owed by or payable to the fund. Generally, for exchange-traded derivatives such as futures and options, each broker, in its sole discretion, may change margin requirements applicable to the fund.

Other Purchases and sales of portfolio securities other than short-term and U.S. government securities aggregated $546,046,000 and $522,478,000, respectively, for the six months ended June 30, 2011. Purchases and sales of U.S. government securities aggregated $306,544,000 and $275,865,000, respectively, for the six months ended June 30, 2011.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

In accordance with federal tax regulations, the fund recognized capital losses in the current period for tax purposes that had been recognized in the prior fiscal year for financial reporting purposes. Such deferrals relate to net capital losses realized between November 1, 2010 and December 31, 2010, and totaled $21,000. The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2010, the fund had $78,032,000 of unused capital loss carryforwards, all of which expire in fiscal 2017.

At June 30, 2011, the cost of investments for federal income tax purposes was $2,540,336,000. Net unrealized gain aggregated $709,569,000 at period-end, of which $725,152,000 related to appreciated investments and $15,583,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.28% for assets in excess of $300 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2011, the effective annual group fee rate was 0.30%.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and provides certain other administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the six months ended June 30, 2011, expenses incurred pursuant to these service agreements were $99,000 for Price Associates; $414,000 for T. Rowe Price Services, Inc.; and $1,672,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

The fund may also invest in certain T. Rowe Price institutional funds and/or the T. Rowe Price Real Assets Fund (collectively, the underlying institutional funds) as a means of gaining efficient and cost-effective exposure to certain markets. The underlying institutional funds are open-end management investment companies managed by Price Associates, and are considered affiliates of the fund. Each institutional fund pays an all-inclusive management and administrative fee to Price Associates; Real Assets Fund pays a management fee to Price Associates as well as operating expenses. To ensure that the fund does not incur duplicate management fees, Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset the management fees paid by the underlying institutional funds related to fund assets invested therein. Accordingly, the accompanying Statement of Operations includes management fees permanently waived pursuant to this agreement. Annual fee rates and amounts waived within the accompanying Statement of Operations related to shares of the underlying institutional funds for the six months ended June 30, 2011, are as follows:

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov. The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Our Company” at the top of our corporate homepage. Then, when the next page appears, click on the words “Proxy Voting Policies” on the left side of the page.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the directions above, then click on the words “Proxy Voting Records” on the right side of the Proxy Voting Policies page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

On March 9, 2011, the fund’s Board of Directors (Board) unanimously approved the continuation of the investment advisory contract (Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Advisor during the course of the year, as discussed below:

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, management of the fund’s portfolio and a variety of related activities, as well as financial and administrative services, reporting, and communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board reviewed the fund’s average annual total returns over the 1-, 3-, 5-, and 10-year periods, as well as the fund’s year-by-year returns, and compared these returns with a wide variety of previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Contract and other benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions. The Board also received information on the estimated costs incurred and profits realized by the Advisor and its affiliates from advising T. Rowe Price mutual funds, as well as estimates of the gross profits realized from managing the fund in particular. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the fund. The Board also considered whether the fund or other funds benefit under the fee levels set forth in the Contract from any economies of scale realized by the Advisor. Under the Contract, the fund pays a fee to the Advisor composed of two components—a group fee rate based on the aggregate assets of certain T. Rowe Price mutual funds (including the fund) that declines at certain asset levels and an individual fund fee rate that is assessed on the assets of the fund. The Board determined that it would be appropriate to introduce another breakpoint into the group fee rate, effective May 1, 2011, to allow fund shareholders to participate in additional economies of scale. The Board concluded that the advisory fee structure for the fund continued to provide for a reasonable sharing of benefits from any economies of scale with the fund’s investors.

Fees
The Board reviewed the fund’s management fee rate, operating expenses, and total expense ratio and compared them with fees and expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board indicated that the fund’s management fee rate was above the median for certain groups of comparable funds but at or below the median for other groups of comparable funds. The information also indicated that the fund’s total expense ratio was below the median for comparable funds. The Board also reviewed the fee schedules for institutional accounts of the Advisor and its affiliates with similar mandates. Management provided the Board with information about the Advisor’s responsibilities and services provided to institutional account clients, which are more limited than its responsibilities for the fund and other T. Rowe Price mutual funds that it advises, and showing that the Advisor performs significant additional services and assumes greater risk for the fund and other T. Rowe Price mutual funds that it advises than it does for institutional account clients. On the basis of the information provided, the Board concluded that the fees paid by the fund under the Contract were reasonable.

Approval of the Contract
As noted, the Board approved the continuation of the Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board was assisted by the advice of independent legal counsel and concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund to approve the continuation of the Contract (including the fees to be charged for services thereunder).

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Balanced Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	August 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	August 17, 2011

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	August 17, 2011